SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Aug. 08, 2018	Aug. 07, 2018	Jun. 30, 2018	Jun. 30, 2017	Jul. 12, 2018
Subsequent Event
Distributions paid			$ 89,236	$ 78,564
Subsequent Event
Subsequent Event
Several Guarantee Percentage					50.00%
Common Stock [Member] | Subsequent Event
Subsequent Event
Cash distribution (in dollars per share)		$ 0.5775
Distributions paid		$ 41,200
Series A Preferred Stock [Member] | Subsequent Event
Subsequent Event
Cash distribution (in dollars per share)	$ 0.546875
Distributions paid	$ 3,000